OTHER GAINS AND LOSSES—NET (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Realized (losses) / gains on derivatives	€ 31	€ (32)	€ 45	€ (44)
Losses reclassified from OCI as a result of hedge accounting discontinuation	0	(5)	0	(5)
Unrealized gains / (losses) on derivatives at fair value through profit and loss—net	17	43	45	(10)
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	(1)	1	1	(1)
Impairment of assets	0	(5)	0	(5)
Restructuring costs	(2)	(11)	(3)	(11)
Losses on pension plan amendments	(2)	(2)	(2)	(2)
Other	1	0	1	(1)
Total other gains and losses - net	44	(11)	87	(79)
Analysis of income and expense [line items]
Impairment of assets	0	(5)	0	(5)
Expense of restructuring activities	€ 2	€ 11	€ 3	11
COVID-19
Analysis of income and expense [abstract]
Losses reclassified from OCI as a result of hedge accounting discontinuation				(5)
A&T and AC&I | COVID-19
Analysis of income and expense [abstract]
Impairment of assets				(5)
Analysis of income and expense [line items]
Impairment of assets				€ (5)